Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment, Product and Geographic Information
Accounts receivable	$ 69,926	$ 89,527
Customer A and Its affiliates
Segment, Product and Geographic Information
Accounts receivable	57,804	69,006
Customer C
Segment, Product and Geographic Information
Accounts receivable	$ 12,122	$ 20,521